UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 93.1%
Brazil — 6.8%
161,100	Banco Bradesco SA ADR (Banks)	$3,420,153
17,675	Banco Itau Holding Financeira SA ADR (Banks)	376,478
44,150	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Food & Staples Retailing)(a)	2,034,873
11,700	Cia Siderurgica Nacional SA ADR (Materials)	458,523
62,050	Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Utilities)	3,108,705
46,200	Companhia Vale do Rio Doce ADR (Materials)	1,387,386
13,450	Gafisa SA ADR (Consumer Durables & Apparel)(a)	460,528
108,600	Gerdau SA ADR (Materials)	2,364,222
69,800	Petroleo Brasileiro SA ADR (Energy)	3,902,518
25,900	Telecomunicacoes de Sao Paulo SA ADR (Telecommunication Services)(a)	757,316

		18,270,702

China — 11.9%
12,095,000	Bank of China Ltd. Class H (Banks)	5,492,929
1,551,000	Bank of Communications Co. Ltd. Class H (Banks)	1,948,975
392,000	Celestial Nutrifoods Ltd. (Food, Beverage & Tobacco)	207,898
5,109,000	China Citic Bank Class H (Banks)	3,227,360
11,288,000	China Construction Bank Corp. Class H (Banks)	9,844,037
1,687,000	China COSCO Holdings Co. Ltd. Class H (Transportation)	4,022,140
459,000	China Merchants Bank Co. Ltd. Class H (Banks)	1,654,047
3,492,000	China Telecom Corp. Ltd. Class H (Telecommunication Services)	1,904,998
268,000	Maanshan Iron & Steel Class H (Materials)	165,271
228,000	PetroChina Co. Ltd. Class H (Energy)	303,570
281,000	Sino-Ocean Land Holdings Ltd. (Real Estate)	184,438
382,500	Sinotruk Hong Kong Ltd. (Capital Goods)	400,533
493,000	Soho China Ltd. (Real Estate)	289,422
10,500	The9 Ltd. ADR (Software & Services)*(a)	234,780
1,196,000	Yanzhou Coal Mining Co. Ltd. Class H (Energy)	2,158,707

		32,039,105

Hong Kong — 6.7%
359,000	Beijing Enterprises Holdings Ltd. (Capital Goods)	1,353,937
374,000	Chaoda Modern Agriculture (Food, Beverage & Tobacco)	431,971
12,000	China Everbright Ltd. (Diversified Financials)	22,117
285,500	China Mobile Ltd. (Telecommunication Services)	3,814,329
70,000	China Overseas Land & Investment Ltd. (Real Estate)	123,977

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
1,292,000	China Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$582,703
694,000	China Unicom Ltd. (Telecommunication Services)	1,424,227
2,560,000	CITIC International Financial Holdings Ltd. (Banks)*	2,073,859
5,234,000	CNOOC Ltd. (Energy)	7,721,989
196,000	Hopson Development Holdings Ltd. (Real Estate)	207,090
532,000	Shenzhen Investment Ltd. (Real Estate)	181,976
91,500	Shimao Property Holdings Ltd. (Real Estate)	112,836

		18,051,011

Hungary — 3.0%
4,215	Egis Gyogyszergyar Nyrt PLC (Pharmaceuticals, Biotechnology & Life Sciences)	423,332
642,715	Magyar Telekom Telecommunications PLC (Telecommunication Services)	3,526,228
90,611	OTP Bank Nyrt (Banks)*	4,196,813

		8,146,373

India — 2.0%
210,032	Bank of India (Banks)	1,328,996
25,561	Chennai Petroleum Corp. Ltd. (Energy)	179,103
120,494	Hindalco Industries Ltd. (Materials)*	396,594
18,243	Indian Oil Corp. Ltd. (Energy)	171,294
53,766	Infosys Technologies Ltd. ADR (Software & Services)	2,117,843
38,153	Oil & Natural Gas Corp. Ltd. (Energy)	886,231
24,475	The Great Eastern Shipping Co. Ltd. (Energy)	232,318

		5,312,379

Malaysia — 1.0%
32,500	Kulim Malaysia BHD (Food, Beverage & Tobacco)	80,005
363,200	PPB Group Berhad (Food, Beverage & Tobacco)	1,032,414
1,432,700	Telekom Malaysia Bhd (Telecommunication Services)	1,506,594

		2,619,013

Mexico — 4.8%
139,430	Cemex SAB de CV ADR (Materials)*(a)	2,964,282
7,520	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	426,910
209,400	Controladora Comercial Mexicana SA de CV (Food & Staples Retailing)	625,775
16,900	Corp. GEO SAB de CV Series B (Consumer Durables & Apparel)*	61,783
2,940	Fomento Economico Mexicano SAB de CV ADR (Food, Beverage & Tobacco)	134,829
38,400	Gruma SAB de CV Class B (Food, Beverage & Tobacco)*	109,783
115,000	Grupo Carso SAB de CV Series A1 (Capital Goods)	501,985
17,580	Grupo Elektra SA de CV (Retailing)	695,232

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Mexico — (continued)
4,132,600	Grupo Mexico SAB de CV Series B (Materials)	$7,364,683

		12,885,262

Philippines — 0.2%
13,980	Globe Telecom, Inc. (Telecommunication Services)	356,317
31,220	SM Investments Corp. (Capital Goods)	189,593

		545,910

Poland — 3.9%
3,786	Grupa Lotos SA (Energy)*	51,031
41,874	KGHM Polska Miedz SA (Materials)	1,703,764
20,084	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	506,452
757,543	Telekomunikacja Polska SA (Telecommunication Services)	8,377,960

		10,639,207

Russia — 5.6%
16,026	LUKOIL ADR (Energy)	1,325,350
43,150	NovaTek OAO GDR (Registered) (Energy)	3,301,177
111,216	Novolipetsk Steel OJSC GDR (Registered) (Materials)	4,913,954
53,849	OAO Gazprom ADR (Energy)	2,557,827
213,671	Surgutneftegaz ADR (Energy)	1,899,535
9,596	Tatneft GDR (Energy)	1,139,706

		15,137,549

South Africa — 12.0%
21,613	ABSA Group Ltd. (Banks)	298,659
13,642	ArcelorMittal South Africa Ltd. (Materials)	361,839
448,460	Aveng Ltd. (Capital Goods)	3,767,355
51,871	DRDGOLD Ltd. ADR (Materials)*(a)	335,087
39,893	Impala Platinum Holdings Ltd. (Materials)	1,324,024
209,947	Metorex Ltd. (Materials)*	560,587
773,497	Metropolitan Holdings Ltd. (Insurance)	1,199,415
226,310	Mondi Ltd. (Materials)	1,366,557
67,696	MTN Group Ltd. (Telecommunication Services)	1,158,739
32,015	Mvelaphanda Resources Ltd. (Materials)*	218,179
230,897	Naspers Ltd. Class N (Media)	5,597,264
49,878	Nedbank Group Ltd. (Banks)	701,507
96,245	Remgro Ltd. (Diversified Financials)	2,522,811
320,101	Sanlam Ltd. (Insurance)	762,754
107,646	Sappi Ltd. (Materials)	1,163,765
68,356	Sasol Ltd. (Energy)	3,644,979
21,460	Shoprite Holdings Ltd. (Food & Staples Retailing)	123,235
128,078	Standard Bank Group Ltd. (Banks)	1,572,443
1,403,098	Steinhoff International Holdings Ltd. (Consumer Durables & Apparel)	3,032,114
102,467	Telkom SA Ltd. (Telecommunication Services)	1,926,903

Shares	Description	Value
Common Stocks — (continued)
South Africa — (continued)
27,083	Tiger Brands Ltd. (Food, Beverage & Tobacco)	$532,298

		32,170,514

South Korea — 12.3%
2,380	Binggrae Co. Ltd. (Food, Beverage & Tobacco)	87,279
2,996	Honam Petrochemical Corp. (Materials)	222,092
10,836	Humax Co. Ltd. (Consumer Durables & Apparel)	108,788
35,520	Hynix Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)*	753,585
5,656	Hyosung Corp. (Materials)	420,466
3,420	Hyundai Heavy Industries (Capital Goods)	1,041,269
11,184	Hyundai Mipo Dockyard (Capital Goods)	2,204,301
12,895	Hyundai Motor Co. (Automobiles & Components)	902,542
76,000	Industrial Bank of Korea (Banks)	1,174,724
1,326	KCC Corp. (Capital Goods)	568,963
182	Korea Iron & Steel Co. Ltd. (Materials)	12,598
368	Korea Line Corp. (Transportation)	66,338
36,250	Kwang Dong Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	131,811
4,818	LG Chem Ltd. (Materials)	489,897
40,476	LG Corp. (Capital Goods)	2,585,031
2,855	LG Electronics, Inc. (Consumer Durables & Apparel)	291,676
109,090	LG Telecom Ltd. (Telecommunication Services)	939,516
3,568	Lotte Shopping Co. Ltd. (Retailing)	1,054,402
6,108	POSCO (Materials)	3,249,759
15,429	Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	8,536,199
65,920	Samsung Heavy Industries Co. Ltd. (Capital Goods)	2,506,764
9,712	Samsung SDI Co. Ltd. (Technology Hardware & Equipment)*	805,548
31,276	Shinhan Financial Group Co. Ltd. (Banks)	1,457,642
15,793	SK Holdings Co. Ltd. (Capital Goods)	1,900,308
101,000	STX Pan Ocean Co. Ltd. (Transportation)	193,801
16,660	Woori Finance Holdings Co. Ltd. (Banks)	235,065
53,540	Woori Investment & Securities Co. Ltd. (Diversified Financials)	1,057,320

		32,997,684

Taiwan — 11.7%
929,000	Altek Corp. (Consumer Durables & Apparel)	1,286,544
2,041,196	AU Optronics Corp. (Technology Hardware & Equipment)	2,285,692

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Taiwan — (continued)
734,000	Capital Securities Corp. (Diversified Financials)	$427,937
801,050	Chi Mei Optoelectronics Corp. (Technology Hardware & Equipment)	674,029
4,539,000	China Petrochemical Development Corp. (Materials)*	1,834,117
1,308,000	Formosa Taffeta Co. Ltd. (Consumer Durables & Apparel)	1,018,399
3,313,000	Fubon Financial Holding Co. Ltd. (Diversified Financials)	2,924,364
1,540,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)	1,110,347
18,200	HTC Corp. (Technology Hardware & Equipment)	285,626
630,000	Inventec Co. Ltd. (Technology Hardware & Equipment)	320,687
4,309,000	KGI Securities Co. Ltd. (Diversified Financials)	2,505,957
1,186,387	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	507,256
2,027,000	Macronix International (Semiconductors & Semiconductor Equipment)	900,496
165,000	Motech Industries, Inc. (Technology Hardware & Equipment)	938,216
548,760	Oriental Union Chemical Corp. (Materials)	456,554
1,074,000	President Securities Corp. (Diversified Financials)	684,467
193,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	193,167
1,045,000	Tainan Spinning Co. Ltd. (Consumer Durables & Apparel)	368,502
1,160,775	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	11,027,363
302,000	TSRC Corp. (Materials)	437,040
621,433	Universal Scientific Industrial Co. Ltd. (Technology Hardware & Equipment)	327,195
1,755,000	Yuanta Financial Holding Co. Ltd. (Diversified Financials)	1,017,333

		31,531,288

Thailand — 3.1%
1,079,100	Bangkok Bank PCL (Banks)	3,554,444
224,500	PTT Chemical PCL (Materials)	462,549
687,100	PTT Exploration & Production PCL (Energy)	3,036,453
163,000	Siam Commercial Bank PCL (Banks)	360,103
792,200	Thoresen Thai Agencies PCL (Transportation)	872,637

		8,286,186

Turkey — 8.1%
7,052	Adana Cimento Class A (Materials)	27,166
121,360	Aygaz AS (Utilities)	302,239
237,869	Eczacibasi Ilac Sanayi (Pharmaceuticals, Biotechnology & Life Sciences)	830,676

Shares	Description	Value
Common Stocks — (continued)
Turkey — (continued)
646,683	Eregli Demir ve Celik Fabrikalari TAS (Materials)	$5,320,425
1,034,151	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D (Materials)*	1,065,339
328,561	Koc Holding AS (Capital Goods)*	1,308,738
134,646	Tekfen Holding AS (Capital Goods)	926,178
211,245	Tupras-Turkiye Petrol Rafinerileri AS (Energy)	5,706,767
165,329	Turk Hava Yollari (Transportation)*	841,055
412,876	Turk Telekomunikasyon AS (Telecommunication Services)*	1,521,075
450,604	Turkiye Garanti Bankasi AS (Banks)*	1,502,774
549,634	Turkiye Is Bankasi Class C (Banks)	2,530,970

		21,883,402

TOTAL COMMON STOCKS		$250,515,585

Exchange Traded Fund — 0.3%
Other — 0.3%
16,980	iShares MSCI Emerging Markets Index Fund	$724,197

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 6.4%
JPMorgan Chase Euro — Time Deposit
$17,294,136	2.023%	08/01/08	$17,294,136

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$268,533,918

	Interest
Shares	Rate	Value
Securities Lending Collateral — 2.1%
Boston Global Investment Trust — Enhanced Portfolio(b)
5,633,625	2.427%	$5,633,625

TOTAL INVESTMENTS — 101.9%		$274,167,543

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(5,111,950)

NET ASSETS — 100.0%		$269,055,593

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments
July 31, 2008 (Unaudited)

As a % of
Investments Industry Classifications†	Net Assets
Automobiles & Components	0.3%
Banks	17.8
Capital Goods	7.2
Consumer Durables & Apparel	2.4
Diversified Financials	4.1
Energy	14.1
Exchange Traded Fund	0.3
Food & Staples Retailing	1.1
Food, Beverage & Tobacco	1.2
Insurance	0.8
Materials	15.2
Media	2.1
Pharmaceuticals, Biotechnology & Life Sciences	0.6
Real Estate	0.4
Retailing	0.7
Semiconductors & Semiconductor Equipment	8.2
Short-term Investments #	8.5
Software & Services	0.9
Technology Hardware & Equipment	2.5
Telecommunication Services	10.1
Transportation	2.2
Utilities	1.2

TOTAL INVESTMENTS	101.9%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS STRUCTURED EMERGING MARKETS EQUITY FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION

	Notional	Current	Unrealized
	Value	Value	Gain (Loss)
Total Return Swap Positions
Brazil — 100.0%
Brasil Telecom SA Preference Shares (Telecommunication Services)	$438,223	$481,917	$43,694
Centrais Eletricas de Santa Catarina SA Preference B Shares (Utilities)	2,158,695	2,197,204	38,509
Companhia de Saneamento de Minas Gerais-COPASA (Utilities)	793,005	813,733	20,728
EDP — Energias do Brasil SA (Utilities)	549,380	586,414	37,034
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference B shares (Utilities)	222,627	226,840	4,213
Equatorial Energia SA (Utilities)	512,249	502,714	(9,535)
Investimentos Itau SA Preference Shares (Banks)	1,103,110	1,156,526	53,416
Metalurgica Gerdau SA Preference Shares (Materials)	1,523,025	1,434,031	(88,994)
Petroleo Brasileiro SA Preference Shares (Energy)	7,214,525	5,714,020	(1,500,505)
Sadia SA Preference Shares (Food, Beverage & Tobacco)	926,984	952,522	25,538
Suzano Papel e Celulose SA Preference Shares (Materials)	78,066	71,557	(6,509)
Telemar Norte Leste SA Preference A Shares (Telecommunication Services)	606,212	657,345	51,133
Telemig Celular Participacoes SA (Telecommunication Services)	166,708	175,292	8,584
Telemig Celular Participacoes SA Preference Shares (Telecommunication Services)	162,300	162,159	(141)
Usinas Siderurgicas de Minas Gerais SA Preference A Shares (Materials)	1,192,322	1,061,674	(130,648)

TOTAL POSITIONS OF TOTAL RETURN SWAP		$16,193,948	$(1,453,483)

NET FINANCING COST			36,463
CORPORATE ACTIONS			(92,634)

NET SWAP CONTRACT			$(1,509,654)

The percentage shown for each investment category reflects the current value of investments in that category as a percentage of the total current swap value. Morgan Stanley acts as the counterparty for the Fund’s swap contract. The termination date for this contract is October 9, 2008.

Investments Industry Classifications†
Total Return Swap Positions
Banks	7.1%
Energy	35.3
Food, Beverage & Tobacco	5.9
Materials	15.9
Telecommunication Services	9.1
Utilities	26.7

TOTAL INVESTMENTS	100.0%

The percentage shown for each industry category reflects the current value of investments in that industry as a percentage of total current swap value.
† Industry concentration greater than one-tenth of one percent are disclosed.
TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$288,080,847

Gross unrealized gain	8,192,573
Gross unrealized loss	(22,105,877)

Net unrealized security loss	$(13,913,304)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — 96.7%
Australia — 7.9%
67,880	Adelaide Brighton Ltd. (Materials)	$222,449
1,142	Aditya Birla Minerals Ltd. (Materials)	1,549
17,615	AED Oil Ltd. (Energy)*	38,064
48,917	Ansell Ltd. (Health Care Equipment & Services)	467,465
382,799	Anzon Australia Ltd. (Energy)*	405,148
41,760	Atlas Iron Ltd. (Materials)*	103,766
9,003	Ausenco Ltd. (Capital Goods)	117,586
121,011	Austal Ltd. (Capital Goods)	297,435
11,958	Australand Property Group (REIT) (Real Estate)	7,402
155,219	Australian Infrastructure Fund (Transportation)	325,079
4,805	Australian Worldwide Exploration Ltd. (Energy)*	15,610
21,633	Beach Petroleum Ltd. (Energy)	23,392
17,064	Bradken Ltd. (Capital Goods)	143,264
296,199	Centennial Coal Co. Ltd. (Energy)(a)	1,429,949
464,576	Commonwealth Property Office Fund (REIT) (Real Estate)	588,194
134	Crane Group Ltd. (Capital Goods)	1,633
163,916	Downer EDI Ltd. (Commercial Services & Supplies)	1,059,282
93,664	Energy World Corp. Ltd. (Utilities)*	82,466
32,567	Flight Centre Ltd. (Consumer Services)	559,625
107,531	Healthscope Ltd. (Health Care Equipment & Services)(a)	439,547
158,210	Independence Group NL (Materials)	428,229
66,769	ING Industrial Fund (REIT) (Real Estate)	86,134
464,325	ING Office Fund (REIT) (Real Estate)	625,389
3,544	MacArthur Coal Ltd. (Materials)	53,483
290,357	Macmahon Holdings Ltd. (Capital Goods)	457,536
840	Macquarie DDR Trust (REIT) (Real Estate)	196
8,141	Macquarie Media Group Ltd. (Media)	27,090
55,768	Midwest Corp. Ltd. (Materials)*(a)	339,113
185,894	Minara Resources Ltd. (Materials)	335,534
186,287	Mincor Resources NL (Materials)	311,781
5,494	Monadelphous Group Ltd. (Capital Goods)	70,865
138,581	Mount Gibson Iron Ltd. (Materials)*	337,813
108,043	MYOB Ltd. (Software & Services)	113,925
188,172	PanAust Ltd. (Materials)*	145,399
91,539	Panoramic Resources Ltd. (Materials)	202,043
882	PaperlinX Ltd. (Materials)	1,601
85,890	Perilya Ltd. (Materials)	42,859
110,041	Seven Network Ltd. (Media)	761,003
183,429	SP AusNet (Utilities)	196,173
10,666	Straits Resources Ltd. (Materials)	57,300
6,664	Sunland Group Ltd. (Real Estate)	14,726
3,899	Tishman Speyer Office Fund (REIT) (Real Estate)	4,953
148,779	Tower Australia Group Ltd. (Insurance)	406,441

		11,348,491

Shares	Description	Value
Common Stocks — (continued)
Austria — 1.2%
2,969	Flughafen Wien AG (Transportation)	$252,151
12,537	Intercell AG (Pharmaceuticals, Biotechnology & Life Sciences)*	632,907
1,577	Schoeller-Bleckmann Oilfield Equipment AG (Energy)	144,710
36,616	Zumtobel AG (Capital Goods)(a)	653,803

		1,683,571

Belgium — 1.6%
867	Bekaert SA (Capital Goods)	131,666
4,525	Econocom Group (Software & Services)	45,825
5,366	Gimv NV (Diversified Financials)	333,441
2,677	Recticel SA (Materials)	34,019
35,923	Tessenderlo Chemie NV (Materials)	1,728,860

		2,273,811

Bermuda — 0.8%
8,110	Frontline Ltd. (Energy)	509,306
158,508	Hiscox Ltd. (Insurance)	624,824

		1,134,130

China — 0.0%
44,500	Stella International Holdings Ltd. (Consumer Durables & Apparel)	78,208

Cyprus — 1.5%
678,300	Deep Sea Supply PLC (Energy)	2,173,153

Denmark — 1.4%
2,650	A/S Dampskibsselskabet Torm (Energy)	85,230
6,200	Auriga Industries A/S Class B (Materials)	245,933
7,100	D/S Norden A/S (Transportation)	687,019
620	DFDS A/S (Transportation)	79,630
12,200	East Asiatic Co. Ltd. A/S (Food, Beverage & Tobacco)	826,407
4,000	Sjaelso Gruppen A/S (Consumer Durables & Apparel)	72,605

		1,996,824

Finland — 1.4%
4,012	KCI Konecranes Oyj (Capital Goods)	159,390
59,040	Oriola-KD Oyj Class B (Health Care Equipment & Services)	222,896
15,294	Outotec Oyj (Capital Goods)	778,976
21,890	Poyry Oyj (Commercial Services & Supplies)	574,108
12,526	Tietoenator Oyj (Software & Services)	254,764
733	Vacon PLC (Capital Goods)	29,116

		2,019,250

France — 5.0%
22,290	Arkema (Materials)	1,131,691
8,820	Assystem (Commercial Services & Supplies)	124,094
27,656	Beneteau SA (Consumer Durables & Apparel)	554,250
9,062	bioMerieux (Health Care Equipment & Services)	1,009,889
1,090	Boiron SA (Pharmaceuticals, Biotechnology & Life Sciences)	32,612
9,339	Carbone Lorraine SA (Capital Goods)	532,011
1,010	Cegid Group (Software & Services)	26,172

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
1,457	Esso S.A.F. (Energy)	$306,833
4,068	Etablissements Maurel et Prom (Energy)	93,952
19,515	Eutelsat Communications (Media)	543,640
434	Faiveley SA (Capital Goods)	33,749
17,319	Groupe Eurotunnel SA (Transportation)*	249,062
1,779	LISI (Capital Goods)	159,736
8,839	Nexans SA (Capital Goods)	1,049,186
1,954	Pierre & Vacances (Consumer Services)	193,551
5,121	SEB SA (Consumer Durables & Apparel)	286,699
351	Sopra Group SA (Software & Services)	26,983
3,863	Sperian Protection (Commercial Services & Supplies)	442,834
3,824	Transgene SA (Pharmaceuticals, Biotechnology & Life Sciences)*	73,660
1,430	Vilmorin & Cie (Food, Beverage & Tobacco)	269,287

		7,139,891

Germany — 6.3%
91	Bauer AG (Capital Goods)	8,684
26,914	Bechtle AG (Software & Services)	752,397
6,485	Biotest AG Preference Shares (Pharmaceuticals, Biotechnology & Life Sciences)	586,605
6,674	Carl Zeiss Meditec AG (Health Care Equipment & Services)	103,407
4,580	Demag Cranes AG (Capital Goods)	250,263
6,286	Draegerwerk AG & Co. KGaA Preference Shares (Health Care Equipment & Services)	370,579
2,896	Duerr AG (Capital Goods)	107,187
8,874	ElringKlinger AG (Automobiles & Components)	242,023
28,381	Epcos AG (Technology Hardware & Equipment)	783,521
3,646	Fuchs Petrolub AG (Materials)	340,699
4,712	Fuchs Petrolub AG Preference Shares (Materials)	390,022
28,239	Gildemeister AG (Capital Goods)	807,104
24,712	Hannover Rueckversicherung AG (Registered) (Insurance)	1,176,524
473	Homag Group AG (Capital Goods)	12,612
5,214	Jungheinrich AG Preference Shares (Capital Goods)	134,905
28,999	Kizoo AG (Software & Services)	413,878
14,388	KUKA AG (Capital Goods)	342,565
2,584	Lanxess AG (Materials)	99,986
1,979	Loewe AG (Consumer Durables & Apparel)	36,582
3,360	MLP AG (Diversified Financials)	60,603
8,852	Morphosys AG (Pharmaceuticals, Biotechnology & Life Sciences)*	659,694
11,229	Norddeutsche Affinerie AG (Materials)	604,442
54	Rhoen Klinikum AG (Health Care Equipment & Services)	1,732
4,939	Roth & Rau AG (Capital Goods)*	230,047

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
2,305	Solon AG Fuer Solartechnik (Capital Goods)*	$149,933
846	Takkt AG (Retailing)	14,384
7,505	Tognum AG (Capital Goods)	163,956
20,735	Wirecard AG (Software & Services)*	197,185

		9,041,519

Greece — 1.2%
221,697	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organi (Household & Personal Products)	577,040
23,564	Athens Water Supply & Sewage Co. SA (Utilities)	361,960
3,332	Eurobank Properties Real Estate Investment Co. (REIT) (Real Estate)	38,188
22,336	Iaso SA (Health Care Equipment & Services)	231,290
18,145	Lamda Development SA (Real Estate)*	222,599
6,957	S&B Industrial Minerals SA (Materials)	101,440
17,557	Sarantis SA (Household & Personal Products)	265,095
16	Sidenor Steel Products Manufacturing Co. SA (Materials)*	249

		1,797,861

Hong Kong — 2.1%
220,000	AAC Acoustic Technologies Holdings, Inc. (Technology Hardware & Equipment)*	198,188
52,000	Cafe de Coral Holdings Ltd. (Consumer Services)	98,473
354,000	China Grand Forestry Resources Group Ltd. (Materials)*	30,426
215,000	China Properties Group Ltd. (Real Estate)	70,631
372,000	China Water Affairs Group Ltd. (Utilities)*	94,794
42,557	Dah Sing Financial Holdings Ltd. (Banks)	332,067
122,000	Fushan International Energy Group Ltd. (Materials)*	85,351
110,000	Glorious Sun Enterprises Ltd. (Consumer Durables & Apparel)	51,158
43,000	Great Eagle Holdings Ltd. (Real Estate)	123,150
160,000	Huabao International Holdings Ltd. (Materials)	127,957
49,000	Johnson Electric Holdings Ltd. (Capital Goods)	20,736
98,000	Matsunichi Communication Holdings Ltd. (Retailing)*	74,958
206,000	Meadville Holdings Ltd. (Technology Hardware & Equipment)	46,083
13,000	Melco International Development Ltd. (Capital Goods)	8,062
220,000	Midland Holdings Ltd. (Real Estate)	114,756
89,500	Neo-Neon Holdings Ltd. (Capital Goods)	38,596

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
1,234,000	Oriental Press Group Ltd. (Media)	$190,859
64,000	Pacific Century Premium Developments Ltd. (Real Estate)	22,857
370,000	Polytec Asset Holdings Ltd. (Diversified Financials)	69,602
96,500	Ports Design Ltd. (Consumer Durables & Apparel)	259,035
152,000	Prime Success International Group Ltd. (Consumer Durables & Apparel)	77,354
1,222,000	Regal Hotels International Holdings Ltd. (Consumer Services)	58,350
571,000	Regal Real Estate Investment Trust (REIT) (Real Estate)	114,942
1,300,000	Rexcapital Financial Holdings Ltd. (Consumer Services)*	107,323
306,000	SA SA International Holdings Ltd. (Retailing)	136,048
68,000	Shell Electric Manufacturing Company Ltd. (Consumer Durables & Apparel)	34,608
138,000	Singamas Container Holdings Ltd. (Capital Goods)	34,114
1,626,000	Solomon Systech International Ltd. (Semiconductors & Semiconductor Equipment)	56,840
3,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	2,492
6,000	Sunlight Real Estate Investment Trust (REIT) (Real Estate)	1,471
18,000	TCC International Holdings Ltd. (Materials)*	9,192
16,000	Texwinca Holdings Ltd. (Consumer Durables & Apparel)	14,077
15,072	The Hongkong & Shanghai Hotels Ltd. (Consumer Services)	23,131
394,000	The Ming An Holdings Co. Ltd. (Insurance)	63,016
100,000	Tian An China Investments Co. Ltd. (Real Estate)	66,583
310,000	Town Health International Holdings Co. Ltd. (Health Care Equipment & Services)*	4,173
80,000	Value Partners Group Ltd. (Diversified Financials)	61,149
92,000	Vitasoy International Holdings Ltd. (Food, Beverage & Tobacco)	46,698
19,000	Wing On Co. International Ltd. (Retailing)	33,707
14,000	Xinyi Glass Holdings Co. Ltd. (Automobiles & Components)	8,280

		3,011,287

Ireland — 1.2%
108,242	Fyffes PLC (Food & Staples Retailing)	86,109
16,692	Glanbia PLC (Food, Beverage & Tobacco)	120,971
6,073	Grafton Group PLC (Capital Goods)*	34,966
2,992	Irish Continental Group PLC (Transportation)*	70,028

Shares	Description	Value
Common Stocks — (continued)
Ireland — (continued)
48,833	Paddy Power PLC (Consumer Services)	$1,360,812
9,845	United Drug PLC (Health Care Equipment & Services)	56,136

		1,729,022

Italy — 3.4%
21,035	ACEA SpA (Utilities)	372,630
11,531	Ascopiave SpA (Utilities)	26,361
20,065	Benetton Group SpA (Consumer Durables & Apparel)	229,152
6,192	Credito Artigiano SpA (Banks)	23,267
7,246	Danieli & Co. SpA (Capital Goods)	234,796
8,735	Datalogic SpA (Technology Hardware & Equipment)	84,239
31,317	De’Longhi SpA (Consumer Durables & Apparel)	121,439
5,264	Engineering Ingegneria Informatica SpA (Software & Services)	208,656
10,035	ERG SpA (Energy)	185,202
36,264	ERGO Previdenza SpA (Insurance)	185,467
17,319	Fiera Milano SpA (Commercial Services & Supplies)*	167,536
15,271	Gruppo Editoriale L’Espresso SpA (Media)(a)	36,183
26,123	Indesit Co. SpA (Consumer Durables & Apparel)(a)	266,770
13,206	Industria Macchine Automatiche SpA (Capital Goods)	298,471
15,476	Interpump Group SpA (Capital Goods)	136,478
81,139	Recordati SpA (Pharmaceuticals, Biotechnology & Life Sciences)	593,443
310,270	Saras SpA (Energy)	1,537,904
12,992	Sogefi SpA (Automobiles & Components)	48,733
6,873	Trevi Finanziaria SpA (Capital Goods)	161,035

		4,917,762

Japan — 26.2%
44,000	Aida Engineering Ltd. (Capital Goods)	190,562
16,500	Aloka Co. Ltd. (Health Care Equipment & Services)	217,498
5,600	Alpen Co. Ltd. (Retailing)	102,696
57,300	Alpine Electronics, Inc. (Consumer Durables & Apparel)	605,268
10,600	AOKI Holdings, Inc. (Retailing)	149,994
1,946	Apamanshop Holdings Co. Ltd. (Real Estate)	299,053
5,300	Arcs Co. Ltd. (Food & Staples Retailing)	75,650
1,200	Arisawa Manufacturing Co. Ltd. (Technology Hardware & Equipment)	8,013
63,500	Arnest One Corp. (Consumer Durables & Apparel)(a)	244,407
3,000	Asahi Diamond Industrial Co. Ltd. (Capital Goods)	19,521
1,235	Asset Managers Holdings Co. Ltd. (Diversified Financials)(a)	284,794

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
16,000	Atsugi Co. Ltd. (Consumer Durables & Apparel)	$21,407
13,900	Autobacs Seven Co. Ltd. (Retailing)	350,174
101,000	Bando Chemical Industries Ltd. (Capital Goods)	374,232
250	Belluna Co. Ltd. (Retailing)	967
2,800	BML, Inc. (Health Care Equipment & Services)	53,262
36,400	Canon Finetech, Inc. (Technology Hardware & Equipment)	465,530
9,200	Cawachi Ltd. (Food & Staples Retailing)	207,229
30,500	Century Leasing System, Inc. (Diversified Financials)	376,116
100	Circle K Sunkus Co. Ltd. (Food & Staples Retailing)	1,744
59	Coca-Cola Central Japan Co. Ltd. (Food, Beverage & Tobacco)	429,772
2,200	cocokara fine HOLDINGS, Inc. (Food & Staples Retailing)*	39,133
81,000	Cosmos Initia Co. Ltd. (Real Estate)	115,477
3,500	Daifuku Co. Ltd. (Capital Goods)	30,651
22,000	Daiichi Chuo Kisen Kaisha (Transportation)	145,409
19,000	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	84,174
84,600	Daiichikosho Co. Ltd. (Media)(a)	858,249
12,000	Daiwa Industries Ltd. (Capital Goods)	49,832
6,900	Doshisha Co. Ltd. (Retailing)	108,185
21,000	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	344,364
22,400	DTS Corp. (Software & Services)	324,451
78,700	Duskin Co. Ltd. (Retailing)	1,353,449
109	Fields Corp. (Consumer Durables & Apparel)	184,073
6	Frontier Real Estate Investment Corp. (REIT) (Real Estate)	34,961
62,400	Fuji Machine Manufacturing Co. Ltd. (Capital Goods)	1,121,541
7	Fukuoka REIT Corp. (REIT) (Real Estate)	35,310
5,800	Furuno Electric Co. Ltd. (Technology Hardware & Equipment)	75,912
33,600	Fuyo General Lease Co. Ltd. (Diversified Financials)	970,805
54	Global One Real Estate Investment Corp. (REIT) (Real Estate)	592,795
15,400	Glory Ltd. (Capital Goods)	338,544
27,600	Hitachi Information Systems Ltd. (Software & Services)	582,685
6,100	Hitachi Maxell Ltd. (Technology Hardware & Equipment)	76,544
19,100	Hitachi Systems & Services Ltd. (Software & Services)	289,482
38,500	Hitachi Transport System Ltd. (Transportation)	531,152
4,200	IBJ Leasing Co. Ltd. (Diversified Financials)	79,075

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
7,300	Icom, Inc. (Technology Hardware & Equipment)	$163,991
369	IDU Co. (Real Estate)(a)	81,910
21,500	Itochu Enex Co. Ltd. (Energy)	136,824
55,600	Itoki Corp. (Commercial Services & Supplies)	254,716
33,400	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	382,632
47,900	Joint Corp. (Real Estate)(a)	153,724
2,649	K.K. daVinci Holdings (Real Estate)*	1,042,133
5,800	Kanto Auto Works Ltd. (Automobiles & Components)	76,863
26,000	Kasumi Co. Ltd. (Food & Staples Retailing)	157,540
5,500	Kato Sangyo Co. Ltd. (Retailing)	73,808
99,000	Kato Works Co. Ltd. (Capital Goods)	364,162
6	Kenedix Realty Investment Corp. (REIT) (Real Estate)	29,655
303	Kenedix, Inc. (Real Estate)	217,347
215,000	Kiyo Holdings, Inc. (Banks)	350,028
1,500	Kohnan Shoji Co. Ltd. (Retailing)	22,415
35,000	Komori Corp. (Capital Goods)	585,311
96,000	KUREHA Corp. (Materials)	527,697
12,100	Kuroda Electric Co. Ltd. (Capital Goods)	147,093
23,000	Kyorin Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	278,081
39,000	Maruzen Showa Unyu Co. Ltd. (Transportation)	124,849
9	MID REIT, Inc. (REIT) (Real Estate)	25,016
64,400	Mikuni Coca-Cola Bottling Co. Ltd. (Food, Beverage & Tobacco)	604,575
8,800	Mitsubishi Pencil Co. Ltd. (Commercial Services & Supplies)(a)	120,622
45,000	Mitsui Sugar Co. Ltd. (Food, Beverage & Tobacco)	170,697
15,000	Mochida Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	178,444
15	Mori Trust Sogo Reit, Inc. (REIT) (Real Estate)	136,893
4,100	Nafco Co. Ltd. (Retailing)	60,808
44,000	Nagase & Co. Ltd. (Capital Goods)	461,188
8,600	Namura Shipbuilding Co. Ltd. (Capital Goods)	45,043
20,600	NEC Fielding Ltd. (Software & Services)	233,182
7,000	Nihon Yamamura Glass Co. Ltd. (Materials)	12,244
18,000	Nippo Corp. (Capital Goods)	93,318
73,000	Nippon Beet Sugar Manufacturing Co. Ltd. (Food, Beverage & Tobacco)	181,957
193	Nippon Commercial Investment Corp. (REIT) (Real Estate)	536,531
64,000	Nippon Flour Mills Co. Ltd. (Food, Beverage & Tobacco)	302,892
87,000	Nippon Konpo Unyu Soko Co. Ltd. (Transportation)	990,608

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
89,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$1,080,662
82,400	Nippon Signal Co. Ltd. (Capital Goods)	497,172
30,000	Nippon Soda Co. Ltd. (Materials)	124,763
139,000	Nissan Shatai Co. Ltd. (Automobiles & Components)	1,055,182
30,000	Nissin Corp. (Transportation)	89,787
11,100	Nitta Corp. (Capital Goods)	209,483
25,000	Noritake Co. Ltd. (Capital Goods)	98,795
4,000	Obara Corp. (Capital Goods)	50,146
1,600	Ohara, Inc. (Materials)	25,306
13,000	Okuwa Co. Ltd. (Food & Staples Retailing)	214,723
3,000	Onoken Co. Ltd. (Capital Goods)	46,368
194,500	Orient Corp. (Diversified Financials)*(a)	330,976
14,400	Osaka Steel Co. Ltd. (Materials)	194,491
400	Otsuka Kagu Ltd. (Retailing)	3,679
5,200	Ricoh Leasing Co. Ltd. (Diversified Financials)	111,992
800	Right On Co. Ltd. (Retailing)(a)	8,245
6,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	75,009
900	Roland Corp. (Consumer Durables & Apparel)	16,011
26,500	Ryosan Co. Ltd. (Technology Hardware & Equipment)	553,223
400	San-A Co. Ltd. (Food & Staples Retailing)	14,396
90,000	San-Ai Oil Co. Ltd. (Energy)	369,194
8,200	Sangetsu Co. Ltd. (Consumer Durables & Apparel)(a)	148,895
19,000	Sanken Electric Co. Ltd. (Semiconductors & Semiconductor Equipment)	102,769
41,300	Sanshin Electronics Co. Ltd. (Technology Hardware & Equipment)	390,548
248,000	Seika Corp. (Capital Goods)	554,173
60,000	Sekisui Jushi Corp. (Capital Goods)	452,037
81,000	Senko Co. Ltd. (Transportation)	302,268
20,000	Shinmaywa Industries Ltd. (Capital Goods)	71,746
32,000	Shinsho Corp. (Capital Goods)	101,752
1,961	SKY Perfect JSAT Holdings, Inc. (Media)	775,148
13,800	Sumisho Computer Systems Corp. (Software & Services)	252,512
10,000	Takasago International Corp. (Materials)	50,698
7,700	The Bank of Okinawa Ltd. (Banks)	284,696
20,100	The Chiba Kogyo Bank Ltd. (Banks)*	261,564
1,000	The Daishi Bank Ltd. (Banks)	4,163
57,000	The Ehime Bank Ltd. (Banks)	195,396
86,000	The Higashi-Nippon Bank Ltd. (Banks)	318,562
5,200	The Kanto Tsukuba Bank Ltd. (Banks)	25,387
123,000	The Keiyo Bank Ltd. (Banks)	673,380
16,000	The Mie Bank Ltd. (Banks)	73,272

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
6,000	The Nisshin Oillio Group Ltd. (Food, Beverage & Tobacco)	$28,709
44,000	The Tochigi Bank Ltd. (Banks)	264,002
10,300	TKC Corp. (Software & Services)	187,785
45,000	Tokai Tokyo Securities Co. Ltd. (Diversified Financials)	173,116
66,000	Tokyo Tekko Co. Ltd. (Materials)	195,786
24	Tokyu REIT, Inc. (REIT) (Real Estate)(a)	183,231
24,500	Toppan Forms Co. Ltd. (Commercial Services & Supplies)	285,115
23,300	Topre Corp. (Automobiles & Components)	181,502
87,000	Topy Industries Ltd. (Materials)	277,457
10,600	Torii Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	159,624
288	Tosei Corp. (Real Estate)	83,733
121,000	Toshiba TEC Corp. (Technology Hardware & Equipment)	669,476
40,000	Toyo Kanetsu K.K. (Energy)	84,173
121,000	Toyo Kohan Co. Ltd. (Materials)	569,022
14,500	Trusco Nakayama Corp. (Capital Goods)	216,178
3,000	Uchida Yoko Co. Ltd. (Commercial Services & Supplies)	11,554
16,000	Uniden Corp. (Technology Hardware & Equipment)	75,130
4	United Urban Investment Corp. (REIT) (Real Estate)	17,480
103,500	Urban Corp. (Real Estate)(a)	125,237
2	Yachiyo Bank Ltd. (Banks)	7,723
166,000	Yodogawa Steel Works Ltd. (Materials)	875,228
7,000	Yokohama Reito Co. Ltd. (Retailing)	51,798
40,000	Yonekyu Corp. (Food, Beverage & Tobacco)	492,161
5,000	Yurtec Corp. (Capital Goods)	28,570

		37,621,298

Netherlands — 2.5%
4,977	Advanced Metallurgical Group NV (Materials)*	407,364
44,774	ASM International NV (Semiconductors & Semiconductor Equipment)(a)	1,230,238
767	Brunel International NV (Commercial Services & Supplies)	16,136
9,797	Crucell NV (Pharmaceuticals, Biotechnology & Life Sciences)*	160,096
7,475	Draka Holding NV (Capital Goods)	201,495
2,495	Eurocommercial Properties NV CVA (REIT) (Real Estate)	117,192
977	Koninklijke Boskalis Westminster NV CVA (Capital Goods)	52,202
13,097	OCE NV (Technology Hardware & Equipment)	124,427
1,236	Telegraaf Media Groep NV CVA (Media)	37,996
3,524	Unit 4 Agresso NV (Software & Services)	73,759
5,465	VastNed Retail NV (REIT) (Real Estate)	444,695

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
6,550	Wereldhave NV (REIT) (Real Estate)	$703,119

		3,568,719

New Zealand — 0.4%
269	Infratil Ltd. (Transportation)	427
47,179	Nuplex Industries Ltd. (Materials)	190,405
31,204	PGG Wrightson Ltd. (Food, Beverage & Tobacco)	61,237
214,601	Vector Ltd. (Utilities)	342,826

		594,895

Norway — 0.9%
27,600	Blom AS (Software & Services)*	228,438
23,250	Hafslund ASA Class B (Utilities)	462,702
5,350	Schibsted ASA (Media)	155,819
17,749	Sparebanken 1 SMN (Banks)(a)	172,085
3,369	Sparebanken Nord-Norge (Banks)	61,102
15,400	Tomra Systems ASA (Commercial Services & Supplies)	106,606
8,600	Veidekke ASA (Capital Goods)	55,136

		1,241,888

Portugal — 0.3%
108,210	Redes Energeticas Nacionais SA (Utilities)	478,831
2,277	Semapa-Sociedade de Investimento e Gestao SGPS, SA (Materials)	26,497

		505,328

Singapore — 2.0%
5,000	Biosensors International Group Ltd. (Health Care Equipment & Services)*	1,814
109,000	China Aviation Oil Singapore Corp. Ltd. (Energy)	106,578
135,000	Datacraft Asia Ltd. (Technology Hardware & Equipment)	171,990
147,000	Fortune Real Estate Investment Trust (REIT) (Real Estate)	81,258
8,000	Haw Par Corp. Ltd. (Capital Goods)	38,308
73,000	Hong Leong Asia Ltd. (Capital Goods)	85,206
12,000	Hong Leong Finance Ltd. (Diversified Financials)	30,463
83,000	Indofood Agri Resources Ltd. (Food, Beverage & Tobacco)*	107,795
149,000	Kim Eng Holdings Ltd. (Diversified Financials)	163,531
136,000	Lippo-Mapletree Indonesia Retail Trust (REIT) (Real Estate)	59,355
497,000	Macquarie Prime REIT (REIT) (Real Estate)	388,362
427,000	Metro Holdings Ltd. (Retailing)	245,765
97,000	Orchard Parade Holdings Ltd. (Real Estate)	69,268
105,000	OSIM International Ltd. (Retailing)*	19,846
3,000	Singapore Airport Terminal Services Ltd. (Transportation)	3,936
54,000	Singapore Petroleum Co. Ltd. (Energy)	250,341
89,000	Sino-Environment Technology Group Ltd. (Utilities)*	75,168
145,000	SMRT Corp. Ltd. (Transportation)	188,010

Shares	Description	Value
Common Stocks — (continued)
Singapore — (continued)
72,000	Stamford Land Corp. Ltd. (Consumer Services)	$29,767
15,000	Straits Asia Resources Ltd. (Energy)	30,200
74,000	Suntec Real Estate Investment Trust (REIT) (Real Estate)	83,416
41,000	Tat Hong Holdings Ltd. (Capital Goods)	46,974
78,000	United Engineers Ltd. (Capital Goods)	178,617
19,000	UOB-Kay Hian Holdings Ltd. (Diversified Financials)	23,345
338,000	Wing Tai Holdings Ltd. (Real Estate)	396,488

		2,875,801

Spain — 2.3%
6,812	Baron de Ley SA (Food, Beverage & Tobacco)*	481,650
1,355	Construcciones y Auxiliar de Ferrocarriles SA (Capital Goods)	594,353
5,406	Pescanova SA (Food, Beverage & Tobacco)	258,469
17,500	Tubacex SA (Materials)	156,962
193,068	Tubos Reunidos SA (Materials)	1,132,897
32,259	Viscofan SA (Food, Beverage & Tobacco)	675,886

		3,300,217

Sweden — 3.7%
10,300	AF AB Class B (Commercial Services & Supplies)	288,188
13,800	Betsson AB (Consumer Services)*	155,840
8,800	Bure Equity AB (Diversified Financials)	58,475
400	Castellum AB (Real Estate)	3,984
25,000	Eniro AB (Media)	99,953
62,400	Fabege AB (Real Estate)	446,865
14,800	Hoganas AB Class B (Materials)	283,730
114,000	Hufvudstaden AB Class A (Real Estate)	1,035,431
7,800	Intrum Justitia AB (Commercial Services & Supplies)	124,535
25,300	JM AB (Consumer Durables & Apparel)	296,857
18,600	KappAhl Holding AB (Retailing)*	126,831
38,800	Kungsleden AB (Real Estate)	271,945
5,600	Mekonomen AB (Retailing)	82,867
22,800	NCC AB Class B (Capital Goods)	298,221
5,400	Nolato AB Class B (Technology Hardware & Equipment)	46,593
43,800	PA Resources AB (Energy)*	441,191
4,400	Peab AB (Capital Goods)	28,047
2,475	Vostok Gas Ltd. (Energy)*	171,123
23,300	Wallenstam Byggnads AB Class B (Real Estate)	385,687
37,200	Wihlborgs Fastigheter AB (Real Estate)	683,978

		5,330,341

Switzerland — 4.5%
11,440	Baloise Holding AG (Registered) (Insurance)	1,073,739
16,813	Bobst Group AG (Registered) (Capital Goods)	1,224,482
961	Bucher Industries AG (Registered) (Capital Goods)	220,679

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Switzerland — (continued)
1,309	Burckhardt Compression Holding AG (Capital Goods)	$354,605
15,786	Clariant AG (Registered) (Materials)*	156,174
2,880	Coltene Holding AG (Health Care Equipment & Services)	200,863
3,728	Daetwyler Holding AG (Capital Goods)*	230,491
7,802	Huber & Suhner AG (Registered) (Capital Goods)	348,805
3,082	Inficon Holding AG (Registered) (Technology Hardware & Equipment)	469,229
335	Phoenix Mecano AG (Technology Hardware & Equipment)	159,496
11,021	PSP Swiss Property AG (Registered) (Real Estate)*	704,117
402	Siegfried Holding AG (Registered) (Materials)	58,242
9,056	Swiss Prime Site AG (Registered) (Real Estate)*	543,554
10,170	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	552,927
403	Valora Holding AG (Registered) (Retailing)	99,663
269	Walter Meier AG (Registered) (Capital Goods)	41,996

		6,439,062

United Kingdom — 18.9%
2,161	Aero Inventory PLC (Capital Goods)	19,629
14,093	African Minerals Ltd. (Materials)*	35,617
172,025	Amlin PLC (Insurance)	866,854
85,936	Anite PLC (Software & Services)	58,986
84,543	Ashmore Group PLC (Diversified Financials)	415,709
18,923	Aveva Group PLC (Software & Services)	585,511
29,605	Avocet Mining PLC (Materials)*	71,700
19,311	Axon Group PLC (Software & Services)	176,824
365,671	Beazley Group PLC (Insurance)	810,026
64,999	Bodycote PLC (Capital Goods)	260,350
157,418	BowLeven PLC (Energy)*	776,504
118,310	Brixton PLC (REIT) (Real Estate)	527,775
34,487	BSS Group PLC (Capital Goods)	183,545
8,482	Cairn Energy PLC (Energy)*	457,616
73,067	Cape PLC (Commercial Services & Supplies)*	344,059
119,384	Charlemagne Capital Ltd. (Diversified Financials)	81,462
2,699	Charter PLC (Capital Goods)	45,356
168,867	Chaucer Holdings PLC (Insurance)	248,448
202,586	Collins Stewart PLC (Diversified Financials)	288,090
81,397	Computacenter PLC (Software & Services)	205,658
84,726	Cookson Group PLC (Capital Goods)	1,038,176
32,788	Dairy Crest Group PLC (Food, Beverage & Tobacco)	254,785
47,371	Dana Petroleum PLC (Energy)*	1,346,462

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
71,442	De La Rue PLC (Commercial Services & Supplies)	$1,188,433
63,915	Delta PLC (Materials)	145,655
1,708	Derwent London PLC (REIT) (Real Estate)	37,014
34,780	Devro PLC (Food, Beverage & Tobacco)	51,532
691,681	Dimension Data Holdings PLC (Software & Services)	666,658
67,852	Domino’s Pizza UK & IRL PLC (Consumer Services)	250,210
88,684	Drax Group PLC (Utilities)	1,269,183
689,480	DS Smith PLC (Materials)	1,495,657
117,094	Elementis PLC (Materials)	194,504
7,489	Fenner PLC (Capital Goods)	36,113
10,001	Filtrona PLC (Materials)	31,075
41,240	Future PLC (Media)	22,888
33,163	Game Group PLC (Retailing)	167,828
7,695	Gem Diamonds Ltd. (Materials)*	155,810
16,178	Genus PLC (Pharmaceuticals, Biotechnology & Life Sciences)	256,476
41,407	Greene King PLC (Consumer Services)	422,294
3,463	Greggs PLC (Food, Beverage & Tobacco)	240,021
260,331	Henderson Group PLC (Diversified Financials)	598,717
55,575	Highway Insurance Group PLC (Insurance)	57,093
2,081	Informa PLC (Media)	17,924
8,129	Intermediate Capital Group PLC (Diversified Financials)	216,492
50,672	JKX Oil & Gas PLC (Energy)	390,411
21,986	Keller Group PLC (Capital Goods)	317,875
74,916	Kofax PLC (Software & Services)	271,534
60,906	Laird PLC (Technology Hardware & Equipment)	348,182
93,565	Mears Group PLC (Commercial Services & Supplies)	517,908
33,962	Micro Focus International PLC (Software & Services)	176,499
66,044	Morgan Sindall PLC (Capital Goods)	708,095
4,698	PayPoint PLC (Commercial Services & Supplies)	59,689
32,456	Petrofac Ltd. (Energy)	410,939
172,222	QinetiQ PLC (Capital Goods)	679,660
1,218,585	Regus Group PLC (Commercial Services & Supplies)	1,657,532
57,445	Robert Walters PLC (Commercial Services & Supplies)	124,342
19,341	Robert Wiseman Dairies PLC (Food, Beverage & Tobacco)	130,728
12,529	RPC Group PLC (Materials)	38,895
160,751	Senior PLC (Capital Goods)	333,788
5,993	Shaftesbury PLC (REIT) (Real Estate)	47,249
418,096	Spirent Communications PLC (Technology Hardware & Equipment)*	518,546
27,040	SSL International PLC (Health Care Equipment & Services)	224,106

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
25,057	St. Ives Group PLC (Media)	$83,937
41,090	The Weir Group PLC (Capital Goods)	723,084
89,023	TT electronics PLC (Technology Hardware & Equipment)	181,033
49,283	UK Coal PLC (Energy)*	439,284
302,679	WH Smith PLC (Retailing)	2,155,961

		27,159,996

TOTAL COMMON STOCKS		$138,982,325

Closed-End Fund — 0.1%
United Kingdom — 0.1%
39,271	HSBC Infrastructure Co. Ltd. (Diversified Financials)	$95,241

		Expiration
Units	Description	Month	Value
Warrants* — 0.0%
Australia — 0.0%
Beach Petroleum Ltd. (Energy)
2,163		06/10	$295

France — 0.0%
Carbone Lorraine SA (Capital Goods)
13,992		11/12	—

Singapore — 0.0%
Tat Hong Holdings Ltd. (Capital Goods)
4,100		12/49	—

TOTAL WARRANTS			$295

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Obligation — 2.5%
JPMorgan Chase Euro — Time Deposit
$3,663,151	2.023%	08/01/08	$3,663,151

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL			$142,741,012

	Interest
Shares	Rate	Value
Securities Lending Collateral — 3.6%
Boston Global Investment Trust — Enhanced Portfolio(b)
5,199,475	2.427%	$5,199,475

TOTAL INVESTMENTS — 102.9%		$147,940,487

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(4,201,894)

NET ASSETS — 100.0%		$143,738,593

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2008.

Investment Abbreviations:
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)

As a % of
Investments Industry Classifications†	Net Assets
Automobiles & Components	1.1%
Banks	2.1
Capital Goods	15.4
Commercial Services & Supplies	5.1
Consumer Durables & Apparel	2.4
Consumer Services	2.4
Diversified Financials	3.3
Energy	8.8
Food & Staples Retailing	0.6
Food, Beverage & Tobacco	4.1
Health Care Equipment & Services	2.5
Household & Personal Products	0.6
Insurance	3.8
Materials	10.5
Media	2.5
Pharmaceuticals, Biotechnology & Life Sciences	3.6
Real Estate	8.9
Retailing	4.0
Semiconductors & Semiconductor Equipment	1.1
Short-term Investments #	6.1
Software & Services	4.4
Technology Hardware & Equipment	4.1
Transportation	2.9
Utilities	2.6

TOTAL INVESTMENTS	102.9%

† Industry concentrations greater than one-tenth of one percent are disclosed.
# Short-term investments include a short-term obligation and securities lending collateral.

GOLDMAN SACHS STRUCTURED INTERNATIONAL SMALL CAP FUND
Schedule of Investments (continued)
July 31, 2008 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At July 31, 2008, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain

Dow Jones EURO STOXX 50	26	September 2008	$1,370,391	$65,819
FTSE 100 Index	9	September 2008	964,306	24,143
HKFE Hang Seng Index	1	August 2008	145,964	3,962
SPI 200 Index	3	September 2008	351,546	300
TOPIX Index	7	September 2008	844,464	1,414

TOTAL			$3,676,671	$95,638

TAX INFORMATION — At July 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$172,744,769

Gross unrealized gain	3,317,086
Gross unrealized loss	(28,121,368)

Net unrealized security loss	$(24,804,282)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments
July 31, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Board of Trustees consistent with applicable regulatory guidance. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures these securities might also be fair valued by the adviser by taking into consideration market or security specific information, as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or for investments in securities traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which quotations are not readily available or are deemed not to reflect market value by Goldman Sachs Asset Management, L.P. (“GSAM”) are valued at fair value using methods approved by the Trust’s Board of Trustees.
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining the Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market disruptions or market closings; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements on earnings; significant litigation and regulatory news such as governmental approvals.
Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum ‘‘initial margin’’ requirement of the associated futures exchange. Subsequent payments for futures contracts (‘‘variation margin’’) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
Other Risks — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY FUNDS
Schedule of Investments (continued)
July 31, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Total Return Swap Transactions—The use of total return swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The Structured Emerging Markets Equity Fund’s transactions in total return swaps may be significant. These transactions can result in substantial realized and unrealized capital gains and losses relative to the gains and losses from the Fund’s direct investments in equity securities. Transactions in total return swaps can involve greater risks than if the Fund had invested in securities directly since, in addition to general market risks, swaps are leveraged and are also subject to illiquidity risk, counterparty risk, credit risk and pricing risk. Because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund will bear the risk of loss of the amount expected to be received under a total return swap in the event of the default by, or bankruptcy of a swap counterparty. Total return swaps may also be subject to pricing or ‘‘basis’’ risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
     The prices of total return swaps can be volatile, and a variance in the degree of volatility or in the direction of securities prices from GSAM’s expectations may produce significant losses in the Fund’s investments in swaps. In addition, a perfect correlation between an equity swap and a security’s position may be impossible to achieve. As a result, GSAM’s use of equity swaps may not be effective in fulfilling the adviser’s investment strategies and may contribute to losses that would not have incurred otherwise.
     Total return swaps are valued based on the market value of the underlying positions in the swap, valued daily at the last sale price or official closing price on the principal exchange or system on which they are traded. The total market value of the underlying securities plus financing fees, the value of corporate actions, and dividend accruals and undistributed gains comprises the total market value of the total return swap position. Total return swaps are reset monthly with change in market value reflected as realized gain or loss.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (‘‘SEC’’) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), formerly Boston Global Advisers, a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust (“Enhanced Portfolio”), a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 (the “Act”) and is managed by Goldman Sachs Asset Management, L.P. (‘‘GSAM’’), for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in money market instruments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	September 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	September 29, 2008

* Print the name and title of each signing officer under his or her signature.